<SEQUENCE>1
<FILENAME>13F-HR
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      February 14, 2007
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        115
                                        ------------------
Form 13F Information Table Value Total:      134,524
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                    Column 2  Column 3   Column 4    Column 5            Column 6 Column 7  Column 8
       Name of Issuer       Title of    Cusip       Value     SHARES/ SH/PRNPUT/  INVSTMT   OTHER   VOTING AUTHORITY
                              Class                (X$1000)   PRN AMT       CALL  DSCRETN  MANAGERS  SOLE    SHARED    NONE
3M Company                  COM       88579Y101        342   4400     SH         SOLE               4400
Aaron Rents                 COM       002535201      1,411   49045    SH         SOLE               49045
Abbott Laboratories         COM       002824100        980   20126    SH         SOLE               20126
Allergan Inc.               COM       018490102         17   150      SH         SOLE               150
Alliance Data Systems       COM       018581108        118   1900     SH         SOLE               1900
American Intl Group         COM       026874107        163   2283     SH         SOLE               2283
Amgen Inc.                  COM       031162100      3,873   56712    SH         SOLE               56712
Amphenol Corporation        COM       032095101      2,806   45215    SH         SOLE               45215
Anheuser-Busch Co           COM       035229103         11   234      SH         SOLE               234
Apple Computer Inc.         COM       037833100         16   200      SH         SOLE               200
AT&T Inc.                   COM       00206R102         90   2533     SH         SOLE               2533
Automatic Data Proces       COM       053015103         59   1200     SH         SOLE               1200
Avery Dennison Corp.        COM       053611109         54   800      SH         SOLE               800
Bank of America Corp.       COM       060505104        325   6096     SH         SOLE               6096
Berkshire Hathaway cl B     COM       084670207         62   17       SH         SOLE               17
Best Buy Company Inc        COM       086516101      2,908   59125    SH         SOLE               59125
BJ Services Company         COM       055482103         25   870      SH         SOLE               870
BP PLC ADS                  ADS       055622104        696   10378    SH         SOLE               10378
BRE Properties Inc.         COM       05564E106        130   2000     SH         SOLE               2000
Bristol-Myers Squibb        COM       110122108         84   3200     SH         SOLE               3200
Burlington North SF         COM       12189T104          9   123      SH         SOLE               123
Cardinal Health Inc.        COM       14149Y108         28   450      SH         SOLE               450
Carlise Cos                 COM       142339100      1,008   12850    SH         SOLE               12850
Caterpillar Inc             COM       149123101      2,839   46305    SH         SOLE               46305
Cerner Corporation          COM       156782104      2,642   58070    SH         SOLE               58070
Chesapeake Energy Cor       COM       165167107          2   100      SH         SOLE               100
Chevron Corp                COM       166764100      1,383   18820    SH         SOLE               18820
CIGNA Corporation           COM       125509109        118   900      SH         SOLE               900
Cisco Systems Inc.          COM       17275R102         73   2700     SH         SOLE               2700
Citigroup Inc               COM       172967101        249   4472     SH         SOLE               4472
Clorox Company              COM       189054109        186   2900     SH         SOLE               2900
Coca-Cola Company           COM       191216100         74   1550     SH         SOLE               1550
Colgate-Palmolive Co        COM       194162103        116   1788     SH         SOLE               1788
ConocoPhillips              COM       20825C104      4,023   55917    SH         SOLE               55917
Costco Wholesale Corp       COM       22160K105        123   2330     SH         SOLE               2330
Dell Inc                    COM       24702R101         40   1600     SH         SOLE               1600
DuPont de Nemour            COM       263534109        481   9892     SH         SOLE               9892
eBay Inc.                   COM       278642103          -   20       SH         SOLE               20
EMC Corporation             COM       268648102         52   4000     SH         SOLE               4000
Energen Corporation         COM       29265N108      3,043   64830    SH         SOLE               64830
Energizer Holdings I        COM       29266R108         14   200      SH         SOLE               200
Exxon Mobil Corporati       COM       30231G102      1,987   25937    SH         SOLE               25937
Fed National Mtg Assg       COM       313586109         35   600      SH         SOLE               600
Federal Home Ln Mtg         COM       313400301         71   1050     SH         SOLE               1050
Gap Inc.                    COM       364760108         61   3150     SH         SOLE               3150
General Electric Co         COM       369604103      1,596   42916    SH         SOLE               42916
Genzyme Corp.               COM       372917104      2,154   34980    SH         SOLE               34980
Goldman Sachs Group Inc     COM       38141G104      3,576   17940    SH         SOLE               17940
Granite Construction        COM       387328107         25   500      SH         SOLE               500
Hartford Fincl Services     COM       416515104      4,655   49895    SH         SOLE               49895
Health Care Property InvestoCOM       421915109         28   780      SH         SOLE               780
Healthsouth Corp            COM       421924101         22   977      SH         SOLE               977
Henry Schein Inc.           COM       806407102      2,752   56195    SH         SOLE               56195
Hershey Foods Corp.         COM       427866108         49   1000     SH         SOLE               1000
Hewlett-Packard Co          COM       428236103        106   2594     SH         SOLE               2594
Home Depot Inc.             COM       437076102         52   1300     SH         SOLE               1300
Hormel Foods Corporat       COM       440452100      3,505   93870    SH         SOLE               93870
IBM Corp                    COM       459200101         97   1000     SH         SOLE               1000
Illinois Tool Works         COM       452308109         92   2000     SH         SOLE               2000
Intel Corporation           COM       458140100        191   9444     SH         SOLE               9444
Johnson & Johnson           COM       478160104      1,467   22232    SH         SOLE               22232
JPMorgan Chase & Co         COM       46625H100        568   11768    SH         SOLE               11768
Kimberly-Clark Corp.        COM       494368103        118   1750     SH         SOLE               1750
Lam Research Corporat       COM       512807108      3,981   78660    SH         SOLE               78660
Lehman Brothers Hldgs       COM       524908100      3,896   49880    SH         SOLE               49880
Lincoln Electric Hold       COM       533900106      2,961   49015    SH         SOLE               49015
Lowes Companies Inc.        COM       548661107      3,468   111364   SH         SOLE               111364
Manitowoc Company Inc       COM       563571108      1,811   30485    SH         SOLE               30485
Manulife Financial Co       COM       56501R106         54   1600     SH         SOLE               1600
Medtronic Inc.              COM       585055106         64   1200     SH         SOLE               1200
Mens Wearhouse Inc.         COM       587118100      1,627   42535    SH         SOLE               42535
Merck & Co. Inc.            COM       589331107        710   16302    SH         SOLE               16302
Merrill Lynch & Co.         COM       590188108         55   600      SH         SOLE               600
MetLife Inc.                COM       59156R108      4,172   70715    SH         SOLE               70715
Microsoft Corporation       COM       594918104        137   4600     SH         SOLE               4600
Morgan Stanley              COM       617446448        244   3000     SH         SOLE               3000
Motorola Inc.               COM       620076109      2,159   105030   SH         SOLE               105030
Occidental Petroleum        COM       674599105      3,188   65298    SH         SOLE               65298
Oil States Inter Inc        COM       678026105      2,343   72715    SH         SOLE               72715
Old Dominion Freight        COM       679580100      1,477   61375    SH         SOLE               61375
Oracle Corporation          COM       68389X105          3   200      SH         SOLE               200
OReilly Automotive          COM       686091109      2,183   68100    SH         SOLE               68100
Oshkosh Truck Corpora       COM       688239201      2,943   60875    SH         SOLE               60875
PepsiCo Inc.                COM       713448108        400   6400     SH         SOLE               6400
Pfizer Inc.                 COM       717081103        115   4455     SH         SOLE               4455
Phil Consol Hldg            COM       717528103      1,549   34780    SH         SOLE               34780
Precesion Castparts         COM       740189105      3,522   44995    SH         SOLE               44995
Procter & Gamble Co.        COM       742718109        798   12420    SH         SOLE               12420
Schering-Plough Corp.       COM       806605101         94   4000     SH         SOLE               4000
Smith Intl.                 COM       832110100      1,861   45320    SH         SOLE               45320
Sprint Nextel Co.           COM       852061100         47   2535     SH         SOLE               2535
Sysco Corporation           COM       871829107         44   1200     SH         SOLE               1200
T Rowe Price Group Inc      COM       74144T108        233   5332     SH         SOLE               5332
Target Corporation          COM       87612E106      3,085   54080    SH         SOLE               54080
Tesoro Corp                 COM       881609101          1   30       SH         SOLE               30
Texas Instruments           COM       882508104      3,894   135213   SH         SOLE               135213
Thermo Fisher Scientific    COM       883556102      3,153   69640    SH         SOLE               69640
Trimble Navigation Lt       COM       896239100      3,453   68075    SH         SOLE               68075
Ultra Short Dow 30 Pro ShareCOM       74347R867      1,200   21000    SH         SOLE               21000
United Technologies         COM       913017109        162   2600     SH         SOLE               2600
Unitedhealth Group, Inc.    COM       91324p102        107   2000     SH         SOLE               2000
Valero Energy Corp.         COM       91913Y100      2,973   58130    SH         SOLE               58130
Vodafone Group PLC ADS      ADS       92857W209         78   2827     SH         SOLE               2827
Walgreen Company            COM       931422109        146   3200     SH         SOLE               3200
Wal-Mart Stores Inc.        COM       931142103         15   340      SH         SOLE               340
Walt Disney Company         COM       254687106         41   1200     SH         SOLE               1200
Weatherford Intl Ltd        COM       G95089101      2,779   66515    SH         SOLE               66515
Weingarten Rlty Inv         COM       948741103        103   2250     SH         SOLE               2250
Wells Fargo & Co            COM       949746101      3,213   90358    SH         SOLE               90358
Wesco Intl Inc              COM       95082P105      1,192   20270    SH         SOLE               20270
WestAmerica Bancorp.        COM       957090103         55   1100     SH         SOLE               1100
Western Digital Corp.       COM       958102105      1,367   66820    SH         SOLE               66820
Whole Foods Market Inc      COM       966837106         18   400      SH         SOLE               400
Wyeth                       COM       983024100      3,914   76870    SH         SOLE               76870
XTO Energy Inc              COM       98385X106      3,542   75284    SH         SOLE               75284
Zimmer Holdings Inc         COM       98956P102         14   180      SH         SOLE               180